Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	UN
Entity Registrant Name	UNILEVER N V
Entity Central Index Key	0000110390
Current Fiscal Year End Date	--12-31